INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Reconciliation of the Carrying Value (Details) (USD $)	12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014 OXFC Trading Limited	May 31, 2013 OXFC Trading Limited	Jun. 30, 2014 OXFC Member
Net assets (deficiency)				$ (731,115)	$ 155,397
Percentage Of Interest					49.00%
Interest in the net assets of Oxford City Football Club (Trading) Limited	193,789	2,519,096		71,177	(358,246)
Interest in carrying value of unamortized intangible asset					192,249
Eliminatin of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited	173,414				173,414
Carrying value of investment	$ 162,814	$ 0	$ 162,814